Cover	Dec. 27, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	180 Life Sciences Corp. is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 31, 2024 (the “Original Report”) to include (a) Item 3.03; and (b) Item 5.01, below, which were inadvertently left out of the Original Report. Except as stated in this Explanatory Note, this Amendment No. 1 does not otherwise change or update the disclosure set forth in the Report.
Document Period End Date	Dec. 27, 2024
Entity File Number	001-38105
Entity Registrant Name	180 LIFE SCIENCES CORP.
Entity Central Index Key	0001690080
Entity Tax Identification Number	90-1890354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 El Camino Real
Entity Address, Address Line Two	Bldg. 4
Entity Address, Address Line Three	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	507-0669
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ATNF
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock
Title of 12(b) Security	Warrants to purchase shares of Common Stock
Trading Symbol	ATNFW
Security Exchange Name	NASDAQ